ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Balance at beginning of year	¥ 5,087		¥ 4,845	¥ 5,881
Additions	0	$ 0	242	0
Reversal of recovered debts	0		0	(1,036)
Derecognition upon disposal of a subsidiary	(1,372)		0	0
Balance at end of year	¥ 3,715		¥ 5,087	¥ 4,845